REDEEMABLE CONVERTIBLE PREFERRED SHARES - Share issues (Details)																1 Months Ended		12 Months Ended
	Nov. 13, 2020 CNY (¥) shares	Nov. 13, 2020 USD ($) $ / shares shares	Nov. 03, 2020 USD ($)	Jul. 15, 2020 shares	Mar. 25, 2020 shares	Aug. 28, 2019 CNY (¥) shares	Aug. 28, 2019 USD ($) $ / shares shares	Mar. 19, 2018 CNY (¥) shares	Mar. 19, 2018 USD ($) $ / shares shares	Jun. 10, 2016 CNY (¥) shares	Jun. 10, 2016 USD ($) $ / shares shares	Feb. 06, 2015 CNY (¥) shares	Feb. 06, 2015 USD ($) $ / shares shares	Jul. 30, 2014 CNY (¥) shares	Jul. 30, 2014 USD ($) $ / shares shares	Feb. 28, 2021 CNY (¥) shares	Feb. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Nov. 03, 2020 CNY (¥) shares
Redeemable convertible preferred shares activities
Issuance costs paid																		¥ 6,281,530	$ 962,687	¥ 12,427,087	¥ 1,793,926
Hongshan Shengde | Ronglian Yitong
Redeemable convertible preferred shares activities
Cash invested										¥ 230,086,500	$ 35,000,000
Ronglian Yitong | Hongshan Shengde
Redeemable convertible preferred shares activities
Payable to affiliate | ¥																						¥ 230,086,500
Series A Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares activities
Shares issued (in shares)														18,642,038	18,642,038
Issue price per share | $ / shares															$ 0.1475
Consideration														¥ 16,902,050	$ 2,750,000
Series B Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares activities
Shares issued (in shares)												19,617,225	19,617,225
Issue price per share | $ / shares													$ 0.52
Consideration												¥ 62,691,240	$ 10,200,000
Series C Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares activities
Shares issued (in shares)										18,608,315	18,608,315
Issue price per share | $ / shares											$ 1.34
Consideration										¥ 165,466,000	$ 25,000,000
Series C Redeemable Convertible Preferred Shares | Max Connect
Redeemable convertible preferred shares activities
Number of shares approved to issue																						26,051,641
Proceed from issuance of redeemable convertible preferred shares | $			$ 35,000,000
Series C Redeemable Convertible Preferred Shares | Max Connect
Redeemable convertible preferred shares activities
Number of shares owned											26,051,641
Number of shares surrendered																						26,051,641
Series C Redeemable Convertible Preferred Shares | Max Honest
Redeemable convertible preferred shares activities
Number of shares owned																						26,051,641
Series D Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares activities
Shares issued (in shares)								12,462,157	12,462,157
Issue price per share | $ / shares									$ 2.05
Consideration								¥ 160,975,360	$ 25,600,000
Series E Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares activities
Shares issued (in shares)				406,605	263,843	13,040,152	13,040,152
Issue price per share | $ / shares							$ 2.45
Consideration						¥ 226,646,200	$ 32,000,000
Issuance costs						¥ 12,427,087	$ 1,765,769
Series F Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares activities
Shares issued (in shares)	31,581,509	31,581,509
Issue price per share | $ / shares		$ 2.88
Consideration	¥ 598,661,700	$ 91,000,000
Number of shares approved to issue																		43,381,194	43,381,194	0
Issuance costs	¥ 11,830,318	$ 1,807,278
Class A ordinary shares
Redeemable convertible preferred shares activities
Shares issued (in shares)				3,501,087	3,706,745
Subsequent event
Redeemable convertible preferred shares activities
Number of preferred shares converted to class A ordinary shares																158,900,014	158,900,014
Conversion ratio																1	1
IPO | Subsequent event
Redeemable convertible preferred shares activities
Issue price per share | $ / shares																	$ 16
Number of ADS shares issued																23,000,000	23,000,000
Net proceeds from issuance of initial public offering																¥ 2,200,000,000	$ 342,200,000
Number of ordinary shares per ADS																2	2
Number of preferred shares converted to class A ordinary shares																158,900,014	158,900,014
Conversion ratio																1	1